Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity
As of December 31, 2020, the Company had non-cancellable purchase commitments with certain service providers primarily related to the provision of cloud computing services as follows (in thousands):

Total Commitments
Years Ending December 31,
2021	$2,502
2022	2,245
Thereafter	—
Total	$4,747
As of September 30, 2021, the Company had non-cancellable purchase commitments with certain service providers primarily related to the provision of cloud computing services as follows (in thousands):

Total Commitments
Years Ending December 31,
2021 (remaining three months)	$3,568
2022	18,978
2023	22,528
2024	10,417
Thereafter	—
Total	$55,491